Average Annual Total Returns - Class D Shares - Janus Henderson US Managed Volatility Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	23.60%	9.83%	12.39%	7.98%	Dec. 30, 2005	22.65%	7.99%	9.79%	6.00%	Dec. 30, 2005	14.63%	7.28%	9.34%	5.86%	Dec. 30, 2005	31.43%	11.48%	13.54%	9.33%